Inventories (Tables)	12 Months Ended
Mar. 31, 2025
Inventories [Abstract]
Schedule of Inventories	The Company’s inventories consisted of the following:-
	March 31, 2025	March 31, 2024

Satellite network and information technology equipment, at cost	$690,521	$912,432